Notes to the Balance Sheet Assets	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Notes to the Balance Sheet Assets
6 Notes to the Balance Sheet Assets

6.1	CASH AND CASH EQUIVALENTS

in 000’ €	12/31/2020	12/31/2019
Bank Balances and Cash in Hand	109,797	44,314
Impairment	(2)	0

Cash and Cash Equivalents	109,795	44,314

The presentation of the development of the e
x
pected twelve-month loss for cash and cash equivalents can be found in Note 2.3.1.

6.2	FINANCIAL ASSETS AT FAIR VALUE, WITH CHANGES RECOGNIZED IN PROFIT OR LOSS AND OTHER FINANCIAL ASSETS AT AMORTIZED COSTS
The financial assets at fair value, with changes recognized in profit or loss, are shown in the following overview.

			Gross Unrealized
in 000’ €	Maturity	Cost	Gains	Losses	Market Value
December 31, 2020
Money Market Funds	daily	288,050	293	(405)	287,938

Total					287,938

December 31, 2019
Money Market Funds	daily	20,330	125	0	20,455

Total					20,455

Realized and unrealized gains and losses on money market funds held or sold were recognized in the finance result in profit or loss. The valuation of financial assets resulted in a net loss of € 6.1 million in 2020 (2019: net gain of € 0.4 million; 2018: net loss of less than € 0.1 million).
The other financial assets at amortized cost are shown in the following overview.

in 000’ €	Maturity	Cost	Unrealized Interest Gain (+) / Loss (-)	Impairment	Carrying amount
December 31, 2020
Term Deposits, Current Portion	4—12 Months	649,745	380	(412)	649,713
Bonds	More than 12 Months	197,827	(652)	(587)	196,588

Total					846,301

December 31, 2019
Term Deposits, Current Portion	4—12 Months	207,846	90	(201)	207,735
Commercial Papers	More than 12 Months	10,000	1	0	10,001
Term Deposits, Net of Current Portion	More than 12 Months	75,000	18	(97)	74,921

Total					292,657

As of December 31, 2020, these assets mainly consisted of term deposits with fixed or variable interest rates, as well as corporate bonds with fixed interest.
Interest expense from financial assets classified as “at amortized cost” amounted to € 0.5 million in 2020 (2019: € 0.1 million interest income; 2018: € 0.1 million interest income) and was recognized in the finance result.
The risk associated with these financial instruments results primarily from bank credit risks. The presentation of the development of the expected twelve-month loss and the lifetime expected credit loss for term deposits and corporate bonds can be found in Note 2.3.1.
Further information on the accounting for financial assets is provided in Note 2.8.1.

6.3	ACCOUNTS RECEIVABLE
All accounts receivable are
non-interest-bearing
and generally have payment terms of between 30 and 180 days. As of December 31, 2020, accounts receivable mainly included royalty payments not yet received and receivables from the collaboration and license agreement with Incyte. As of December 31, 2019, accounts receivable mainly consisted of royalty payments not yet received and unbilled services associated with the transfer of projects to customers.
The presentation of the development of the risk provisions in the 2020 and 2019 financial years for accounts receivable using the simplified impairment model can be found in Note 2.3.1.

6.4	OTHER RECEIVABLES
Other receivables as of December 31, 2020, mainly consisted of receivables from creditors with debit accounts in the amount of € 1.2 million (December 31, 2019: € 0.3 million). As of December 31, 2019, other receivables mainly consisted of receivables from unrealized gross gains on foreign exchange forward agreements in the amount of € 0.4 million. The foreign exchange forward agreements were classified as financial assets at fair value through profit or loss.
As of December 31, 2020 and December 31, 2019, there were no impairments recognized on other receivables.

6.5	INVENTORIES
Inventories amounted to € 10.0 million as of December 31, 2020 (December 31, 2019: € 0.3 million) and consisted of raw materials and supplies (€ 5.3 million) and finished goods (€ 4.7 million).
The impairment to a net realizable value of zero on the antibody material (tafasitamab) derived from fermenter runs, which was recognized in cost of sales and research and development expenses in prior periods, was reversed due to the market approval of Monjuvi. At the time of the reversal tafasitamab was allocated only under inventories. The reversal resulted in a net gain of € 13.3 million, which was fully attributable to financial year 2019. The reversal of the impairment loss was recognized in cost of sales of € 9.9 million and in research and development expenses of €3.3 million. There were no impairment losses to be recognized in 2020 and 2019.

6.6	INCOME TAX RECEIVABLES, PREPAID EXPENSES AND OTHER CURRENT ASSETS
As of December 31, 2020, income tax receivables amounted to € 0.4 million (December 31, 2019: € 0.1 million) and consisted of receivables from capital gain taxes withheld.
Prepaid expenses and other current assets are shown in the following table.

in 000’ €	12/31/2020	12/31/2019
Combination Drugs	10,003	4,790
Receivables due from Tax Authorities from Input Tax Surplus	3,920	3,502
Upfront Fees for External Laboratory Services	1,210	745
Upfront Fees for Sublicenses	777	466
Other Prepayments	4,711	4,557

Total	20,621	14,060

An impairment of € 0.5 million was recognized on combination drugs in 2020 (December 31, 2019: € 0.7 million).

6.7	PROPERTY, PLANT AND EQUIPMENT

in 000’ €	Office and Laboratory Equipment	Furniture and Fixtures	Total
Cost
January 1, 2020	18,386	2,390	20,776

Additions	2,662	1,672	4,334
Disposals	(1,006)	(8)	(1,014)
Exchange differences	(1)	(112)	(113)

December 31, 2020	20,041	3,942	23,983

Accumulated Depreciation and Impairment
January 1, 2020	15,654	469	16,123

Depreciation Charge for the Year	2,101	363	2,464
Disposals	(921)	(2)	(923)
Exchange differences	0	(5)	(5)

December 31, 2020	16,834	825	17,659

Carrying Amount
January 1, 2020	2,732	1,921	4,653

December 31, 2020	3,207	3,117	6,324

Cost
January 1, 2019	17,658	939	18,597

Additions	1,647	1,452	3,099
Disposals	(919)	(1)	(920)

December 31, 2019	18,386	2,390	20,776

Accumulated Depreciation and Impairment
January 1, 2019	14,758	308	15,066

Depreciation Charge for the Year	1,805	161	1,966
Impairment	10	0	10
Disposals	(919)	0	(919)

December 31, 2019	15,654	469	16,123

Carrying Amount
January 1, 2019	2,900	631	3,531

December 31, 2019	2,732	1,921	4,653

No borrowing costs were capitalized during the reporting period, and there were neither restrictions on the retention of title nor property, plant and equipment pledged as security for liabilities. There were no material contractual commitments for the purchase of property, plant and equipment as of the reporting date.
The disposals in the 2020 financial year included € 0.4 million in acquisition costs and € 0.3 million in accumulated depreciation and impairment from the sales of the Lanthio entities.

Depreciation is contained in the following line items of profit or loss.

in 000’ €	2020	2019	2018
Research and Development	1,663	1,478	1,398
Research and Development (Impairment)	0	10	0
Selling	132	92	87
General and Administrative	692	396	327

Total	2,487	1,976	1,812

6.8	LEASES
The development of the
right-of-use
assets and lease liabilities is shown below.

	Right-of-Use Assets				Lease Liabilities
in 000’ €	Building	Cars	Technical Equipment	Total
Balance as of January 1, 2019	42,094	244	168	42,506	40,783
Additions	3,009	138	312	3,459	4,122
Depreciation of Right-of-Use Assets	(2,517)	(144)	(144)	(2,805)	0
Interest Expenses on Lease Liabilities	0	0	0	0	932
Lease Payments	0	0	0	0	(3,280)

Stand am 31. December 2019	42,586	238	336	43,160	42,557

Balance as of January 1, 2020	42,586	238	336	43,160	42,557
Additions	4,660	196	12	4,868	5,286
Depreciation of Right-of-Use Assets	(3,218)	(162)	(152)	(3,532)	0
Interest Expenses on Lease Liabilities	0	0	0	0	1,173
Lease Payments	0	0	0	0	(3,918)
Disposals	(78)	0	0	(78)	(79)

Balance as of December 31, 2020	43,950	272	196	44,418	45,019

Lease agreements had the following effects on the statement of profit or loss.

in 000’ €	2020	2019
Depreciation of Right-of-Use Assets	(3,586)	(2,805)
Interest Expenses on Lease Liabilities	(1,173)	(932)
Expenses for Short Term Leases	0	0
Expenses for Leases of Low Value Assets and Short-Term Leases	(81)	(41)

Total	(4,840)	(3,778)

Depreciation of
right-of-use
assets is contained in the following line items of profit or loss.

in 000’ €	2020	2019
Cost of Sales	98	100
Research and Development	1,991	1,985
Selling	145	123
General and Administrative	1,352	597

Total	3,586	2,805

The maturity analysis of the lease liabilities as of December 31, 2020 is as follows.

December 31, 2020; in 000’ €
Contractual Maturities of Financial Liabilities	Up to One Year	Between One and Five Years	More than Five Years	Total Contractual Cash Flows	Carrying Amount Liabilities
Lease Liabilities	4,150	16,025	32,913	53,088	45,019
The rental conditions for leases are negotiated individually and include different terms. Leases are generally concluded for fixed periods but may include extension options. Such contractual conditions offer the Group the greatest possible operational flexibility. In determining the term of the lease, all facts and circumstances are taken into account that provide an economic incentive to exercise extension options. If extension options are exercised with sufficient certainty, they are taken into account when determining the term of the contract. The leases contain fixed and variable lease payments linked to an index.
The Group entered into an additional lease for office space in Boston in January 2020. The minimum lease term of six and a half years results in a contractually agreed cash outflow of US$ 5.6 million (€ 5.0 million).

6.9	INTANGIBLE ASSETS

in 000’ €	Patents	Licenses	Licenses for Marketed Products	In-process R&D Programs	Software	Goodwill	Total
Cost
January 1, 2020	18,034	23,896	0	52,159	5,758	11,041	110,888

Additions	290	12,000	0	32,501	90	0	44,881
Disposals	(110)	(500)	0	(28,211)	(1)	(3,689)	(32,511)
Reclassification	0	0	56,449	(56,449)	0	0	0

December 31, 2020	18,214	35,396	56,449	0	5,847	7,352	123,258

Accumulated Amortization and Impairment
January 1, 2020	15,053	21,546	0	16,475	5,651	7,365	66,090

Amortization Charge for the Year	990	206	963	0	81	0	2,240
Impairment	233	2,000	0	11,736	0	2,057	16,026
Disposals	0	(192)	0	(28,211)	(1)	(3,689)	(32,093)
Reclassification	0	0	0	0	0	0	0

December 31, 2020	16,276	23,560	963	0	5,731	5,733	52,263

Carrying Amount
January 1, 2020	2,981	2,350	0	35,684	107	3,676	44,798

December 31, 2020	1,938	11,836	55,486	0	116	1,619	70,995

Cost
January 1, 2019	17,585	23,896	0	52,159	5,644	11,041	110,325

Additions	449	0	0	0	114	0	563
December 31, 2019	18,034	23,896	0	52,159	5,758	11,041	110,888

Accumulated Amortization and Impairment
January 1, 2019	13,646	21,369	0	15,140	5,440	7,365	62,960

Amortization Charge for the Year	1,209	72	0	0	211	0	1,492
Impairment	198	105	0	1,335	0	0	1,638

December 31, 2019	15,053	21,546	0	16,475	5,651	7,365	66,090

Carrying Amount
January 1, 2019	3,939	2,527	0	37,019	204	3,676	47,365

December 31, 2019	2,981	2,350	0	35,684	107	3,676	44,798

As of December 31, 2020, Goodwill was subject to an impairment test. This test indicated a need for impairment.
There were no material contractual commitments for the purchase of intangible assets as of the reporting date.
The disposals in the 2020 financial year included € 32.5 million in acquisition costs and € 32.1 million in accumulated amortization and impairment from the deconsolidation of the Lanthio entities. This included costs and accumulated amortization and impairment for in-process
R&D programs in the amount of € 28.2 million and for goodwill in the amount of € 3.7 million.

Amortization was included in the following line items of profit or loss.

in 000’ €	2020	2019	2018
Cost of Sales	963	0	0
Research and Development	1,258	1,444	1,822
Research and Development (Impairment)	16,026	1,639	19,189
Selling	5	11	25
General and Administrative	17	37	91

Total	18,269	3,131	21,127

LICENSES FOR MARKETED PRODUCTS
Due to the market launch of Monjuvi, the amount reported for this purpose under the line item
“In-process
R&D programs” was reclassified to the line item “Licenses for marketed products”.
TAFASITAMAB
Until market approval on July 31, 2020, the compound tafasitamab was measured as an intangible asset with an indefinite useful life (no foreseeable limit to the period in which the compound is expected to generate cash flows) and subjected to an impairment test. Due to the market approval of Monjuvi, the compound is from now on classified as an intangible asset with a finite useful life and amortized as of that date. The Group amortizes the intangible asset on a straight-line basis over the estimated useful life of the acquired license until 2044 and recognizes the amortization in cost of sales. The duration and method of amortization are reviewed at the end of each financial year. In the event of triggering events, the asset is tested for impairment, if any. As of December 31, 2020, no indications of impairment were identified.
IN-PROCESS
R&D PROGRAMS
Until the market approval of Monjuvi, this balance sheet item included capitalized payments from in-licensing
as well as milestone payments made for this compound at later dates. In 2020, further milestone payments of € 32.5 million were capitalized for a total amount of € 56.4 million. Due to the market approval, this amount was reclassified to the balance sheet item “Licenses for marketed products.”
LANTHIO GROUP
As of June 30, 2020, an intangible asset (MOR107) from the acquisition of the Lanthio group that is not yet ready for use was subject to an event-driven impairment test. As the program is not expected to be advanced towards clinical development, a full impairment loss of € 11.7 million was recognized
Effective November 16, 2020, the 100% direct interest in Lanthio Pharma B.V. (Groningen, the Netherlands) and the 100% indirect interest via Lanthio Pharma B.V. in LanthioPep B.V. (Groningen, the Netherlands) were divested.
GOODWILL
The annual goodwill impairment test was performed on September 30, 2020.
SLONOMICS TECHNOLOGY
As of September 30, 2020, goodwill of € 3.7 million from the 2010 acquisition of Sloning BioTechnology GmbH was subject to an impairment test. The recoverable amount of the cash-generating unit Slonomics technology, which is part of the Partnered Discovery segment, was determined on the basis of value-in-use
calculations. The calculation showed that the
value-in-use
was lower than the carrying amount of the cash-generating unit, and a € 2.1 million impairment was recognized as a result. The cash flow forecasts took into account future free cash flows from the contribution of the Slonomics technology to partnered programs. The cash flow forecasts are based on a period of ten years because the Management Board believes that commercialization through licensing agreements, milestone payments, and royalties is only feasible by means of medium- to long-term contracts. For this reason, a planning horizon of ten years is considered appropriate for the value-in-use
calculation. The lower
year-on-year
cash flow forecasts are predominantly based on the assumption that the advantage of incorporating the Slonomics technology into partnered programs can no longer be extended for more advanced partnered programs. The values of the underlying assumptions were determined using both internal (past experience) and external sources of information (market information). Based on the updated ten-year
cash flow forecast, the
value-in-use
was determined as follows: A beta factor of 0.9 (2019: 1.2), WACC before taxes of 8.5% (2019: 9.4%) and a perpetual growth rate of 1% (2019: 1%). A detailed sensitivity analysis was performed for the growth rate and the discount rate for calculating value-in-use.
The sensitivity analysis took into account the change in one assumption, with the remaining assumptions remaining unchanged from the original calculation. A change in the pre-tax
WACC of +/–1.0% would cause a € 0.2 million lower or € 0.3 million higher impairment of goodwill. A sensitivity analysis for changes in the cash flows has not been performed since the cash flows have already been probability-adjusted in the value-in-use
calculations so as to reflect the probabilities of success in phases of clinical trials. This analysis did not reveal any additional need for impairment. The values ascribed to the assumptions correspond to the Management Board’s forecasts for future development and are based on internal planning scenarios as well as external sources of information
No indication of further impairment was identified as of December 31, 2020.

6.10	INVESTMENTS AT FAIR VALUE, WITH CHANGES RECOGNIZED IN OTHER COMPREHENSIVE INCOME
This item concerns an investment in adivo GmbH, Martinsried, Germany.
MorphoSys has held an investment in adivo GmbH since July 2019. As of December 31, 2020, the fair value of the investment in adivo GmbH was measured at € 0 (December 31, 2019: € 0.4 million). The decrease of € 0.4 million was recognized directly in equity.

	Currency	Stake in %	Equity in Domestic Currency (in €)	Loss for the Year in Domestic Currency (in €)
adivo GmbH, Martinsried, Germany	€	17.2	(346,691)	(467,272)
No observable market data is available for the determination of the fair value of the investment in adivo GmbH. This corresponds to hierarchy level 3 for the fair value. The change in the investment in adivo GmbH is shown below.

in 000’ €	2020	2019
Opening Balance	387	232
Additions	0	0
Disposals	0	0
Through Other Comprehensive Income	(387)	155
Through Profit or Loss	0	0

Closing Balance	0	387

MorphoSys has held an investment in Vivoryon Therapeutics AG since July 2019. During the 2020 financial year, all shares in this investment were sold in several steps for strategic reasons. The gain on the disposal amounted to € 0.3 million and was recognized in equity. This corresponds to a fair value before sale of € 15.3 million. As of December 31, 2019, the fair value of the investment was measured at € 13.7 million.
In the 2020 and 2019 financial years, no dividends from the investments were recognized in profit or loss, and there were no reclassifications of gains or losses made within equity.

6.11	DEFERRED TAX ASSETS
The Group recognized deferred tax assets of € 13
2
.
8
million in the 2020 financial year that were mainly related to the collaboration and license agreement with Incyte because the financial liability resulting from this collaboration cannot be recognized in the tax accounts. As of December 31, 2019, no deferred tax assets had to be recognized due to the Company’s history of losses.

6.12	PREPAID EXPENSES AND OTHER ASSETS, NET OF CURRENT PORTION
This balance sheet item includes the
non-current
portion of prepaid expenses and other assets.
The Group has classified certain items within other assets as “restricted cash” that is not available for operational purposes (see Note 2.8.1). As of December 31, 2020, the Group had
non-current
restricted cash of € 1.2 million for rental deposits issued (December 31, 2019: € 0.8 million). As of December 31, 2020, € 0.2 million were deposited as collateral by MorphoSys US Inc. (December 31, 2019: € 0.2 million).
This line item consisted of the following:

in 000’ €	12/31/2020	12/31/2019
Prepaid Expenses, Net of Current Portion	183	134
Other Current Assets	1,384	1,002

Total	1,567	1,136